Provisions	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Provisions
24.
Provisions

	Provision for warranty	Provision for warranty
	RMB’000	US$’000
At January 1, 2024	256,080	36,991
Provision made	626,255	90,463
Provision utilized	(493,770)	(71,325)
At December 31, 2024 and January 1, 2025	388,565	56,129
Provision made	694,016	100,251
Provision utilized	(579,096)	(83,651)
At December 31, 2025	503,485	72,729